COMMON STOCK OPTIONS AND WARRANTS (Narrative) (Details) - USD ($)	3 Months Ended						6 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted							310,290	8,572
Options forfeited							161,402	14,286
Warrant exercised	$ 14.00						$ 6.08	$ 14.00
Warrants expired, forfeited, cancelled or exercised							102,800
Warrant issued										14,464,000
Common stock shares issued	1,982,039						3,527,470	1,982,039	1,505,883
Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted								17,144	160,152
Options forfeited								14,286
Warrant exercised	$ 14.00							$ 14.00	$ 14.00
Employee Stock Options [Member] | New Board Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		8,572		8,572
Options granted, value		$ 32,092		$ 20,070
Employee Stock Options [Member] | New Board Member [Member] | Vested immediately [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%		50.00%
Employee Stock Options [Member] | New Board Member [Member] | Vested after 12 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%		50.00%
Employee Stock Options [Member] | Member of senior management team [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options forfeited			14,286
Options forfeited, value			$ 43,864
Options forfeited percentage			100.00%
Employee Stock Options [Member] | Member of senior management team [Member] | Already vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%
Employee Stock Options [Member] | Staff and Directors [Member] | 2016 Equity Compensation plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						160,152
Employee Stock Options [Member] | Staff and Directors [Member] | Vested immediately [Member] | 2016 Equity Compensation plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting						131,143
Employee Stock Options [Member] | Staff and Directors [Member] | Vested after 12 months [Member] | 2016 Equity Compensation plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting						29,009
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercised for cash			66,756
Warrant exercised	$ 8.79	$ 19,643	$ 113,328	$ 214,286	$ 21,429		$ 8.41	$ 8.79
Proceeds from warrant exercise	$ 2,750	$ 151,250	$ 137,500	$ 1,650,000	$ 195,000
Warrants expired, forfeited, cancelled or exercised				38				327,612
Warrant issued		44,644
Value of warrants issued in connection of working capital loan		$ 1,000,000
Warrants exchanged			9,878
Cashless Warrants exchanged			46,572
Common stock shares issued			76,634
Warrants [Member] | Warrants to purchase common stock to six shareholders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant issued									35,444